Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Allowance For Mortgage Loans
Balance at December 31, 2013	$949,693
Provision for additional losses	20,943
Charge-offs	—
Balance at March 31, 2014	$970,636

	2013	2012
Balance at beginning of year	$848,734	$812,809
Provision for losses on mortgage loans receivable	100,959	174,836
Charge-offs	—	(138,911)
Balance at end of year	$949,693	$848,734